Leases - Narrative (Details) - Westrock $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Increase in operating lease right-of-use assets	$ 660
Increase in operating lease liability	665
Increase in finance lease right-of-use assets	391
Increase in finance lease liability	$ 514